Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 65,840	$ 145,119
Other current assets	83,180	85,150
Inventory	255,486
Total current assets	404,506	230,269
Fixed assets, net	396,455	29,128
Construction in progress	408,812	239,220
Total Assets	1,209,773	498,617
Current liabilities:
Accounts payable	702,865	298,861
Accrued expenses	448,538	293,418
Deferred rent obligations	28,809	15,656
Settlements payable		70,000
Convertible debentures, net of discounts of $790,621 and $241,634 at December 31, 2017 and 2016, respectively	374,679	58,366
Short term debt, net of discounts of $432,190 and $60 at December 31, 2017 and 2016, respectively	775,810	142,940
Derivative liabilities	9,530,296	482,674
Total current liabilities	11,860,997	1,361,915
Long term debt, net of discounts of $-0- and $885,271 at December 31, 2017 and 2016, respectively		39,729
Total Liabilities	11,860,997	1,401,644
Stockholders’ (Deficit):
Common stock, $0.001 par value, 1,200,000,000 shares authorized; 580,716,669 and 524,394,239 shares issued and outstanding at December 31, 2017 and 2016, respectively	580,717	524,394
Additional paid-in capital	33,753,106	29,463,343
Subscriptions payable, consisting of -0- and 1,000,000 shares at December 31, 2017 and 2016, respectively		11,400
Accumulated (deficit)	(44,597,401)	(30,639,417)
Total Players Network's Stockholders' (Deficit)	(10,249,578)	(626,280)
Noncontrolling Interest	(401,646)	(276,747)
Total Stockholders’ (Deficit)	(10,651,224)	(903,027)
Total Liabilities and Stockholders’ (Deficit)	1,209,773	498,617
Series A Preferred Stock [Member]
Stockholders’ (Deficit):
Preferred stock, value	2,000	2,000
Series C Preferred Stock [Member]
Stockholders’ (Deficit):
Preferred stock, value	$ 12,000	$ 12,000